One Financial Way
Cincinnati, Ohio 45242
(OHIO NATIONAL FINANCIAL LOGO)

Post Office Box 237
Cincinnati, Ohio 45201-0237
Telephone: 513-794-6100
April 10, 2009
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:	Ohio National Variable Account A (1940 Act File No. 811-1978; 333-156432) Pre-Effective Amendment No.1
Ladies and Gentlemen:
Attached hereto is a pre-effective amendment No.1 on Form N-4 to the ONcore Ultra II (333-156432) registration statement. This amendment is being filed to add additional optional riders (GMIB, GMDBR, ARDBR) and respond to Staff comments. Updated financial statements will be filed by a pre-effective amendment. A separate response letter to Staff comments will be filed as EDGAR correspondence.
The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,
/s/ Kimberly A. Plante
Kimberly A. Plante
Associate Counsel